PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, equipment and software, net
Less: accumulated depreciation and amortization	$ (12,924,009)	¥ (89,974,366)	¥ (175,555,042)
Property, equipment and software, net, held for sale	(2,018,306)	(14,051,044)	0
Property plant and equipment, net	175,030	1,218,521	17,352,445
Office buildings
Property, equipment and software, net
Property plant and equipment, gross	9,960,305	69,341,652	69,341,652
Computer and equipment
Property, equipment and software, net
Property plant and equipment, gross	744,287	5,181,577	84,134,612
Leasehold improvements
Property, equipment and software, net
Property plant and equipment, gross	1,344,459	9,359,857	10,365,904
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, gross	256,765	1,787,549	6,194,658
Motor vehicles
Property, equipment and software, net
Property plant and equipment, gross	722,687	5,031,201	7,038,397
Software
Property, equipment and software, net
Property plant and equipment, gross	$ 2,088,842	¥ 14,542,095	¥ 15,832,264